Property, Plant and Equipments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010
Property, Plant and Equipment [Line Items]
Cost	$ 12,083.9	$ 12,771.6	$ 11,038.9
Accumulated depreciation and amortization	(5,067.1)	(5,289.6)	(4,399.2)
Property, plant and equipment, net	7,016.8	7,482.0	6,639.7
Mining properties, mine development costs, mine plant facilities and mineral interests	6,021.3	6,940.4	6,396.1
Asset retirement costs	112.3	108.2	94.1
Other non-mining assets	883.2	433.4	149.5
Cumulative capitalized interest, net of amortization	122.3	120.5	119.7
Tarkwa Mine
Property, Plant and Equipment [Line Items]
Cumulative capitalized interest, net of amortization	14.4	15.9	16.6
Cerro Corona
Property, Plant and Equipment [Line Items]
Cumulative capitalized interest, net of amortization	75.4	81.3	84.5
SOUTH AFRICA
Property, Plant and Equipment [Line Items]
Cumulative capitalized interest, net of amortization	$ 32.5	$ 23.3	$ 18.6